Finance costs	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Finance costs
24.	Finance costs

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Interest expenses on:
Hire purchase liabilities	-	1,022
Lease liabilities	28,623	16,119

	28,623	17,141

24.	Finance costs

	2025	2024
	USD	USD

Interest expenses on:
Hire purchase liabilities	38	594
Lease liabilities	48,245	42,250

	48,283	42,844